Bank Notes Payable	12 Months Ended
Dec. 31, 2019
Bank Notes Payable [Abstract]
BANK NOTES PAYABLE

NOTE 9 – BANK NOTES PAYABLE

Short-term bank notes payables are lines of credit extended by banks that can be endorsed and assigned to vendors as payments for purchases. The notes payable are generally payable within six months. These short-term notes payable are guaranteed by the bank for their full-face value. In addition, the banks usually require the Company to deposit a certain amount of cash (usually range from 30% to 100% of the face value of the notes) at the bank as a guarantee deposit, which is classified on the balance sheet as restricted cash.

The Company had the following bank notes payable as of December 31, 2019:

December 31, 2019
ABC, due various dates from January 26, 2020 to June 20, 2020	$1,802,884
Total	$1,802,884

The Company had the following bank notes payable as of December 31, 2018:

December 31, 2018
ICBC, due May 5, 2019	$286,902
ABC, due various dates from January 4, 2019 to June 27, 2019	2,601,151
Total	$2,888,053

As of December 31, 2019 and 2018, $580,044 and $1,439,063 cash deposits were held by banks as a guaranty for the notes payable, respectively. In addition, as of December 31, 2019 and 2018, notes payable totalling $1,746,914 and $1,448,990 were secured by the properties of the Company and its principal shareholders\, respectively.